Income Taxes (Income Tax (Expense) Benefit Allocated to Other Items) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]		Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]
Income Tax Contingency [Line Items]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 0	$ (58)	[1]	$ (10)	$ (18)	[1]	$ 0	[1]	$ 0	[1]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (1)	$ (3)	[1]	$ (1)	$ 0	[1]	$ 0	[1]	$ (1)	[1]

[1]	(1)These amounts have been recognized in accumulated other comprehensive income (loss).